PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets such as Center Parcs UK, Paradise Island Holdings Limited (“Atlantis”), a portfolio of extended-stay hotels in the United States and a hotel at IFC Seoul.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	14 to 15
Furniture, fixtures and equipment	2 to 15

Hospitality properties are accounted for under the revaluation model with revaluation to fair value performed annually at December 31. Significant unobservable inputs (Level 3) in estimating hospitality property values under the revaluation method include estimates of replacement cost and estimates of remaining economic life.

Hospitality properties with a fair value of approximately $2.8 billion (December 31, 2018 - $2.3 billion) are situated on land held under leases or other agreements largely expiring after the year 2065.

The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Cost:
Balance, beginning of year	$7,461	$5,451
Acquisitions through business combinations	—	1,748
Accounting policy change(1)	122	—
Additions	387	490
Disposals	(52)	(21)
Foreign currency translation	98	(207)
Impact of deconsolidation due to loss of control and other(2)	(770)	—
	7,246	7,461
Accumulated fair value changes:
Balance, beginning of year	1,049	756
Revaluation gains, net	301	293
Impact of deconsolidation due to loss of control and other(2)	(7)	—
	1,343	1,049
Accumulated depreciation:
Balance, beginning of year	(1,004)	(750)
Depreciation	(329)	(291)
Disposals	30	18
Foreign currency translation	(15)	19
Impact of deconsolidation due to loss of control and other(2)	7	—
	(1,311)	(1,004)
Total property, plant and equipment	$7,278	$7,506

(1)	Includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.

(2)	Includes the impact of the deconsolidation of BSREP III investments. See Note 5, Investment Properties for further information.